Equity Capital Structure	6 Months Ended
Jun. 30, 2026
Equity Capital Structure [Abstract]
Equity Capital Structure
6.         Equity Capital Structure:

Under Robin’s initial Articles of Incorporation dated September 24, 2024, Robin’s authorized capital stock consisted of 1,000 shares par value $0.001 per share. On April 7, 2025, the Company’s articles of incorporation were amended and restated and Robin’s authorized capital stock was increased to 3,900,000,000 common shares, par value $0.001 per share and 100,000,000 preferred shares, par value $0.001 per share.  For a further description of the terms and rights of the Company’s capital stock and details of its equity transactions prior to January 1, 2026, please refer to Note 6 to the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report.

At the Market (“ATM”) Offering Agreement

During the six months ended June 30, 2026, the Company received gross proceeds of $17.1 million by issuing 0.4 million common shares through the ATM offering agreement entered into on November 13, 2025, with Maxim Group LLC and Rodman & Renshaw LLC (“sales agents”), pursuant to which it may offer and sell common shares through the sales agents at its discretion.

Prefunded Warrants

In the first quarter of 2026, all outstanding pre-funded warrants were exercised on a net exercise basis for an aggregate of 68,445 common shares pursuant to the registered direct equity offering on October 27, 2025.

Self-Tender offer

On March 24, 2026, the Company commenced a tender offer to purchase up to 66,667 common shares (1,000,000 common shares pre-reverse stock split as described in Note 1 and 15(b)) at $3.00 per share (pre-reverse stock split as described in Notes 1 and 15(b)), which expired on April 23, 2026. The offer was oversubscribed and the Company accepted 66,667 shares for an aggregate cost of $3.0 million excluding fees relating to the offer.

Cancellation of repurchased common shares

On December 16, 2025, the Company’s Board of Directors authorized the repurchase of up to $1.0 million of the Company’s common shares. During the year ended December 31, 2025, the Company repurchased 2,058 common shares for aggregate consideration of $0.1 million, which were classified as treasury shares as of December 31, 2025. These shares were cancelled in January 2026, and, as of June 30, 2026, there are no treasury shares.

As of June 30, 2026, the Company had 582,524 common shares issued and outstanding.